UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09471

        Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Maryland Dividend Advantage Municipal Fund (NFM) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Discretionary - 0.2% (0.1% of Total Investments)
$100	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	BB	$99,118
	5.350%, 4/01/08

	Consumer Staples - 2.6% (1.7% of Total Investments)
1,575	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	1,626,739
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 12.9% (8.6% of Total Investments)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
465	5.700%, 9/01/20	3/10 at 101.00	BBB	493,477
500	5.750%, 9/01/25	3/10 at 101.00	BBB	528,150
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	685,951
	2004, 5.250%, 4/01/34
1,000	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	AAA	1,080,950
	Maryland - College Park, Series 2001, 5.000%, 7/01/19 - AMBAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB-	1,571,025
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	658,738
	College of Art, Series 2001, 5.500%, 6/01/32
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	523,095
	2004, 5.125%, 7/01/34
300	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High	5/15 at 100.00	N/R	312,198
	School, Series 2005A, 6.000%, 5/01/35
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
215	5.375%, 2/01/19	2/09 at 101.00	BBB	223,428
410	5.375%, 2/01/29	2/09 at 101.00	BBB	423,567
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,096,330
500	5.000%, 4/01/19	4/13 at 100.00	AA	546,080

	Healthcare - 24.8% (16.6% of Total Investments)
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,374,030
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/08 at 102.00	A2	1,025,150
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,053,600
	Center, Series 1998, 5.125%, 7/01/28 - FSA Insured
570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union	7/08 at 101.00	A3	587,448
	Hospital of Cecil County, Series 1998, 5.100%, 7/01/22
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	5/11 at 100.00	AA-	1,314,763

	Series 2001, 5.000%, 5/15/21
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	1,048,460
	Series 2001, 5.625%, 7/01/31
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	668,655
	Medical Center, Series 2001, 5.000%, 7/01/34
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/11 at 100.00	A	2,084,940
	Medical System, Series 2001, 5.250%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,085,190
	Hospital, Series 2002, 6.000%, 7/01/26
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	519,220
	Hospital, Series 2002, 5.125%, 7/01/35
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,048,180
	Institute, Series 2003, 5.500%, 7/01/33
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	748,986
	2004, 5.375%, 8/15/24
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	612,021
	System, Series 2004A, 5.125%, 7/01/34
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	670,800
	Series 2005, 5.000%, 7/01/37 - RAAI Insured
	Prince George's County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
290	5.375%, 7/01/14	1/06 at 101.00	B3	261,969
700	5.300%, 7/01/24	1/06 at 101.00	B3	586,089

	Housing/Multifamily - 18.0% (12.0% of Total Investments)
750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments,	10/08 at 102.00	AAA	772,035
	Series 1998A, 5.250%, 10/20/33
2,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1998A, 5.625%,	7/08 at 101.00	Aa2	2,063,400
	1/01/40 (Alternative Minimum Tax)
520	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan Revenue	5/11 at 100.00	Aa2	540,951
	Bonds, Series 2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne	12/11 at 100.00	Aaa	1,043,500
	Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University	7/11 at 101.00	A	1,960,110
	Village, Series 2001, 6.000%, 7/01/33 - ACA Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing	7/08 at 101.00	Aaa	769,455
	Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,114,320
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	2,088,700
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

	Housing/Single Family - 6.4% (4.2% of Total Investments)
195	Maryland Community Development Administration, Residential Revenue Bonds, Series 1999E, 5.700%,	9/09 at 100.00	Aa2	201,821
	9/01/17
1,110	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%,	9/10 at 100.00	Aa2	1,132,777
	9/01/32 (Alternative Minimum Tax)
415	Maryland Community Development Administration, Single Family Program Bonds, First Series 2001,	10/10 at 100.00	Aa2	418,370
	5.000%, 4/01/17
590	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B, 5.450%,	9/10 at 100.00	Aa2	607,317
	9/01/32 (Alternative Minimum Tax)

1,000	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001F, 5.600%,	3/11 at 100.00	Aa2	1,045,980
	9/01/28 (Alternative Minimum Tax)
585	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/07 at 102.00	AA	607,411
	Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/30 (Alternative Minimum Tax)

	Industrials - 1.6% (1.1% of Total Investments)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,020,730
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 1.4% (1.0% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal	4/11 at 101.00	N/R	914,950
	Life Care Community Inc., Series 2001A, 6.750%, 4/01/23

	Tax Obligation/General - 42.6% (28.4% of Total Investments)
	Anne Arundel County, Maryland, Various Purpose General Obligation Bonds, Series 2001:
580	4.800%, 2/15/18	2/11 at 101.00	AA+	619,881
500	5.000%, 2/15/28	2/11 at 101.00	AA+	528,685
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,108,280
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%,	6/11 at 101.00	AAA	3,721,620
	6/01/27
1,000	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005,	No Opt. Call	AA	1,099,830
	5.000%, 3/01/12
1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA	1,093,320
	11/01/22
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 - MBIA Insured	8/15 at 100.00	AAA	667,134
500	5.000%, 8/01/17 - MBIA Insured	8/15 at 100.00	AAA	553,750
1,360	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/21	2/09 at 101.00	AAA	1,407,396
1,000	Maryland National Capital Park Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,096,220
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,114,530
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,114,150
	2002A, 5.250%, 11/01/11
700	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	777,756
	2004A, 5.000%, 4/01/13
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,529,021
	2005A, 5.000%, 7/01/15
430	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	459,455
740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 - FGIC Insured	3/11 at 101.00	AAA	796,617
1,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/11 at 101.00	AAA	1,651,110
	2001, 5.250%, 12/01/20 - FGIC Insured
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	1,098,880
	2003A, 5.000%, 10/01/17
900	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	987,858
	2004C, 5.000%, 12/01/11
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General
	Obligation Construction Bonds, Series 2001:
895	5.000%, 6/01/22	6/11 at 100.00	AAA	957,587
935	5.000%, 6/01/23	6/11 at 100.00	AAA	1,000,385
985	5.000%, 6/01/24	6/11 at 100.00	AAA	1,053,881
1,035	5.000%, 6/01/25	6/11 at 100.00	AAA	1,102,399

1,290	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Water	6/11 at 100.00	AAA	1,350,320
	Supply Bonds, Series 2001, 4.750%, 6/01/20

	Tax Obligation/Limited - 16.8% (11.2% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%, 7/01/34	1/15 at 101.00	N/R	638,444
675	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project,	No Opt. Call	N/R	701,669
	Series 2002, 5.000%, 7/01/12
500	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series	5/13 at 100.00	AA+	546,860
	2003A, 5.000%, 5/01/18
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	365,617
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	1,746,405
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,106,780
	5.000%, 5/01/13
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,564,510
	Headquarters Building, Series 2002, 5.375%, 6/01/19
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	406,608
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George's County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A,	6/13 at 100.00	AAA	813,045
	5.000%, 6/30/14 - MBIA Insured
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005,	7/13 at 100.00	N/R	457,623
	5.250%, 7/01/35 (WI, settling 9/08/05)
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	829,983
	7/01/19 - MBIA Insured
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,467,904
	10/01/19

	Transportation - 3.3% (2.2% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	AAA	682,624
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 - AMBAC Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
150	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	165,563
135	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	149,778
1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,097,900
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 17.0% (11.4% of Total Investments)
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	1,655,730
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC	No Opt. Call	AAA	1,115,120
	Insured
1,865	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,981,936
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
500	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	552,110
	8/15/15 (Pre-refunded to 8/15/12)
895	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	1,051,894
	First Series 1978, 6.800%, 7/01/16
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,300	5.500%, 10/01/32	10/10 at 101.00	AAA	2,537,935
1,700	5.500%, 10/01/40	10/10 at 101.00	AAA	1,871,683

	Utilities - 1.6% (1.1% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,020,000
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Water and Sewer - 0.6% (0.4% of Total Investments)
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A,	No Opt. Call	AAA	399,219
	5.000%, 9/01/15

$88,650	Total Long-Term Investments (cost $90,354,009) - 149.8%			94,677,179

	Other Assets Less Liabilities - 0.8%			513,727

	Preferred Shares, at Liquidation Value - (50.6)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$63,190,906

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $90,454,862.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,447,098
Depreciation	(224,781)

Net unrealized appreciation of investments	$4,222,317

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.